As filed with the Securities and Exchange Commission on June 2, 2006

Registration No. 333-131940/811-05084

U.S. Securities and Exchange Commission

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2 Post-Effective Amendment No. ___

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:

MUTUAL OF AMERICA INVESTMENT CORPORATION

Area Code and Telephone Number:

(212) 224-1600

Address of Principal Executive Offices:

320 Park Avenue, New York, New York 10022

Name and Address of Agent for Service:

Manfred Altstadt

Chairman, President and CEO

Mutual of America Investment Corporation

320 Park Avenue

New York, New York 10022

Copies to:

Thomas L. Martin

Senior Vice President and Secretary

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the
Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest in the Registrant’s Mid-Term Bond Fund

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

[FORM OF SOLICITATION LETTER]

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Mutual of America Investment Corporation
Short-Term Bond Fund
320 Park Avenue, New York, New York 10022

June 9, 2006

Dear Variable Annuity Contract or
    Variable Life Insurance Policy Owner:

Shares of the Short-Term Bond Fund (the “Short-Term Bond Fund”) of Mutual of America Investment Corporation (the “Investment Company”) have been purchased at your direction by Mutual of America Life Insurance Company (Mutual of America) through one or more of its separate accounts to fund benefits payable under your variable annuity contract or variable life insurance policy (collectively, the “variable contracts”). The Insurance Company, as the shareholder of record and legal owner of those separate accounts, has been asked to approve an Agreement and Plan of Reorganization (the “Plan”) whereby the Short-Term Bond Fund will be merged with and into the Mid-Term Bond Fund, a series in the Investment Company, (the “Mid-Term Bond Fund” and together with the Short-Term Bond Fund, the “Funds”) in a tax-free reorganization. As an owner of a variable contract with an interest in one or more of those separate accounts on the record date, May 12, 2006, Mutual of America is asking you for instructions as to how to vote the shares of the Short-Term Bond Fund that are attributable to your variable contract.

If the Plan is approved and consummated, on September 1, 2006 or such other date as is determined by management the separate account(s) in which you have an interest will own shares of the Mid-Term Bond Fund instead of shares of the Short-Term Bond Fund. Each separate account will receive shares of the Mid-Term Bond Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Short-Term Bond Fund owned by the separate account before the reorganization.

Mutual of America Capital Management Corporation (“Capital Management”) is the investment adviser for the Funds. Capital Management is a subsidiary of Mutual of America. Management of the Investment Company has proposed this reorganization in order to (1) eliminate a Fund that is relatively small in size, and, except for its duration, very similar in its investment objective to the Mid-Term Bond Fund, (2) combine that Fund into the Mid-Term Bond Fund which is managed by essentially the same team of portfolio managers, in order to enhance investment efficiency and to attempt to take best advantage of the portfolio management team’s expertise, and (3) generate economies of scale (and thereby lower expense ratios in the future).

Your Vote is Important!

After carefully considering the merits of the proposal, the Investment Company’s Board of Directors (the “Board”) has determined that the reorganization is in the best interests of each Fund’s shareholders and in the best interests of the underlying variable contract owners of the Funds. Furthermore, your interests will not be diluted as a result of the reorganization.

The Mid-Term Bond Fund, which is available to your variable contract as an investment option, offers a portfolio with investment objectives and policies that are similar to those of the Short-Term Bond Fund, although there are some important differences. The Board anticipates that combining the assets of the Funds should result in more efficient mutual fund operations due to the increased size of the surviving Fund, which, in turn, should result in economies of scale that benefit investors.

Here are some facts about the reorganization and the Mid-Term Bond Fund that will be useful to you as you vote on this reorganization:

1.	Following the reorganization, the Mid-Term Bond Fund is expected to have an aggregate operating expense ratio that is no higher than that of the Short-Term Bond Fund currently.

2.	If you would rather not remain in the Mid-Term Bond Fund after the merger, you may transfer all or a part of your interest in the Mid-Term Bond Fund as provided in your contract to another available investment option on each day the Investment Company is open for business at the then current net asset value per share. Currently, transfers are not subject to charges or limits except there are limitations with respect to frequent purchases and redemptions.

The Board recommends that you read the enclosed materials carefully and then instruct Mutual of America to vote FOR the proposal. Please take a moment now to sign and return the voting instruction form(s) in the enclosed postage-paid envelope, vote via telephone by calling 1-888-221-0697 or vote via internet at www.proxyweb.com. For more information, please call Mutual of America at 1-800-468-3785.

Yours truly,

Mutual of America Life Insurance Company

We urge you to vote. Your vote is important.

[FORM OF SOLICITATION LETTER]

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

Mutual of America Investment Corporation
Short-Term Bond Fund
320 Park Avenue, New York, New York 10022

June 9, 2006

Dear Variable Annuity Contract or
    Variable Life Insurance Policy Owner:

Shares of the Short-Term Bond Fund (the “Short-Term Bond Fund”) of Mutual of America Investment Corporation (the “Investment Company”) have been purchased at your direction by the American Life Insurance Company of New York (“American Life”) through one or more of its separate accounts to fund benefits payable under your variable annuity contract or variable life insurance policy (collectively, the “variable contracts”). American Life, as the shareholder of record and legal owner of those separate accounts, has been asked to approve an Agreement and Plan of Reorganization (the “Plan”) whereby the Short-Term Bond Fund will be merged with and into the Mid-Term Bond Fund, a series in the Investment Company, (the “Mid-Term Bond Fund” and together with the Short-Term Bond Fund, the “Funds”) in a tax-free reorganization. As an owner of a variable contract with an interest in one or more of those separate accounts on the record date, May 12, 2006, American Life is asking you for instructions as to how to vote the shares of the Short-Term Bond Fund that are attributable to your variable contract.

If the Plan is approved and consummated, on September 1, 2006 or such other date as is determined by management the separate account(s) in which you have an interest will own shares of the Mid-Term Bond Fund instead of shares of the Short-Term Bond Fund. Each separate account will receive shares of the Mid-Term Bond Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Short-Term Bond Fund owned by the separate account before the reorganization.

Mutual of America Capital Management Corporation (“Capital Management”) is the investment adviser for the Funds. Capital Management is a subsidiary of the Mutual of America Life Insurance Company, the former parent of American Life. Management of the Investment Company has proposed this reorganization in order to (1) eliminate a Fund that is relatively small in size, and, except for its duration, very similar in its investment objective to the Mid-Term Bond Fund, (2) combine that Fund into the Mid-Term Bond Fund which is managed by essentially the same team of portfolio managers, in order to enhance investment efficiency and to attempt to take best advantage of the portfolio management team’s expertise, and (3) generate economies of scale (and thereby lower expense ratios in the future).

Your Vote is Important!

After carefully considering the merits of the proposal, the Investment Company’s Board of Directors (the “Board”) has determined that the reorganization is in the best interests of each Fund’s shareholders, and indirectly in the best interests of the underlying variable contract owners of the Funds. Furthermore, your interests will not be diluted as a result of the reorganization.

The Mid-Term Bond Fund, which is available to your variable contract as an investment option, offers a portfolio with investment objectives and policies that are similar to those of the Short-Term Bond Fund, although there are some important differences. The Board anticipates that combining the assets of the Funds should result in more efficient mutual fund operations due to the increased size of the surviving Fund, which, in turn, should result in economies of scale that benefit investors.

Here are some facts about the reorganization and the Mid-Term Bond Fund that will be useful to you as you vote on this reorganization:

1.	Following the reorganization, the Mid-Term Bond Fund is expected to have an aggregate operating expense ratio that is no higher than that of the Short-Term Bond Fund currently.

2.	If you would rather not remain in the Mid-Term Bond Fund after the merger, you may transfer all or a part of your interest in the Mid-Term Bond Fund as provided in your contract to another available investment option on each day the Investment Company is open for business at the then current net asset value per share. Currently, transfers are not subject to charges or limits, except there are limitations with respect to frequent purchases and redemptions.

The Board recommends that you read the enclosed materials carefully and then instruct American Life to vote FOR the proposal. Please take a moment now to sign and return the voting instruction form(s) in the enclosed postage-paid envelope, vote via telephone by calling 1-888-221-0697 or vote via internet at www.proxyweb.com. For more information, please call the Mutual of America Life Insurance Company at 1-800-468-3785.

Yours truly,

The American Life Insurance Company of New York

We urge you to vote. Your vote is important.

MUTUAL OF AMERICA INVESTMENT CORPORATION

Short-Term Bond Fund

320 Park Avenue
New York, New York 10022

June 9, 2006

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of
    the Short-Term Bond Fund:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the Short-Term Bond Fund (the “Short-Term Bond Fund”), a series of Mutual of America Investment Corporation (the “Investment Company”), will be held at 320 Park Avenue, New York, New York 10022, on July 14, 2006 at 9:00 a.m., (Eastern time) for the following purposes:

ITEM 1.	To approve or disapprove a Plan of Reorganization (the “Plan”) whereby the Short-Term Bond Fund will be merged with and into the Mid-Term Bond Fund, a series of the Investment Company (the “Mid-Term Bond Fund”). The Plan contemplates (a) the sale of substantially all of the assets and liabilities of the Short-Term Bond Fund to the Mid-Term Bond Fund in exchange for shares of the Mid-Term Bond Fund, and (b) the distribution of such shares of the Mid-Term Bond Fund to the shareholders of the Short-Term Bond Fund in connection with the liquidation of the Short-Term Bond Fund.

ITEM 2.	To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

THE BOARD OF DIRECTORS OF THE MUTUAL OF AMERICA INVESTMENT CORPORATION UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

The attached Combined Prospectus/Proxy Statement describes the proposal. A copy of the Reorganization Plan is attached as Appendix A to the Combined Prospectus/Proxy Statement.

Shareholders of record as of the close of business on May 12, 2006 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

Shareholders are requested to execute and return promptly in the enclosed envelope the accompanying proxy, which is being solicited by the Board of Directors of the Mutual of America Investment Corporation. Proxies may be revoked before they are exercised by submitting, prior to 5:00 p.m. on the day before the Special Meeting, a written notice of revocation or subsequently executed voting instructions or by attending the Special Meeting and voting in person.

By Order of the Board of Directors

Thomas L. Martin, Secretary

June 9, 2006
New York, New York

PART A

COMBINED PROSPECTUS/PROXY STATEMENT
dated June 9, 2006

MUTUAL OF AMERICA INVESTMENT CORPORATION
Short-Term Bond Fund
Mid-Term Bond Fund
320 Park Avenue
New York, New York 10022
(800) 468-3785

This Combined Prospectus/Proxy Statement relates to a special meeting of shareholders of the Short-Term Bond Fund (the “Short-Term Bond Fund”) of Mutual of America Investment Corporation (the “Investment Company”) scheduled for July 14, 2006 at 9:00 a.m. (Eastern time), and any adjournments thereof, at the offices of the Investment Company at the address set forth above on this Combined Prospectus/Proxy Statement (the “Meeting”). At the Meeting, shareholders of the Short-Term Bond Fund will be asked to consider and approve the proposed transfer of substantially all of the assets and all of the liabilities of the Short-Term Bond Fund to the Mid-Term Bond Fund (the “Mid-Term Bond Fund” and, together with the Short-Term Bond Fund, the “Funds,” and each a “Fund”), a series of the Investment Company, in exchange for shares of the Mid-Term Bond Fund, which is an open end management investment company (the “Reorganization”).

If the Reorganization is approved, each shareholder of the Short-Term Bond Fund will receive the number of shares of the Mid-Term Bond Fund that is equal in value on the close of business on the trading day prior to the closing date of the Reorganization (the “Valuation Time”) to the value of such shareholder’s shares of the Short-Term Bond Fund. After the Reorganization, the Short-Term Bond Fund will no longer exist.

This Combined Prospectus/Proxy Statement and the Plan of Reorganization (the “Reorganization Plan”) of the Investment Company on behalf of the Funds describes more fully the terms and conditions of the Reorganization. A copy of the Reorganization Plan is included as Appendix A of this Combined Prospectus/Proxy Statement.

Shares of the Short-Term Bond Fund are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners of variable annuity contracts and variable life insurance policies (collectively, the “variable contracts”). As of the record date for the Meeting, Mutual of America Life Insurance Company (“Mutual of America”), on behalf of its separate accounts registered under the Investment Company Act of 1940, as amended (the “1940 Act”), unregistered separate accounts, and related subaccounts (collectively, the “Mutual of America separate accounts”), is the legal owner of 99.99% of the shares of the Short-Term Bond Fund. As of the record date for the Meeting, the American Life Insurance Company of New York (“American Life”), on behalf of its separate accounts registered under the 1940 Act, unregistered separate accounts, and related subaccounts (collectively, the “American Life separate accounts”, and together with the Mutual of

America separate accounts, the “separate accounts”), is the legal owner of 0.01% of the shares of the Short-Term Bond Fund. American Life and Mutual of America are referred to herein as the “Insurance Companies”, or if singular, an “Insurance Company”.

Each Insurance Company shall vote all shares of the Short-Term Bond Fund with respect to the Reorganization Plan (for, against or abstain from voting) in the same proportion as the timely instructions received from owners of its variable contracts that had amount balances allocated on the record date to a separate account investing in shares of the Short-Term Bond Fund (collectively, the “variable contract owners”). Accordingly, each Insurance Company is furnishing this Combined Prospectus/Proxy Statement to variable contract owners in connection with the solicitation of voting instructions from the variable contract owners regarding the proposal to approve the Reorganization Plan.

This Combined Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely the information about the Investment Company, the Short-Term Bond Fund, and the Mid-Term Bond Fund that a shareholder or contract owner should know in considering the Reorganization. The current prospectuses of the Funds and the statement of additional information for the Investment Company (File No. 33-6486) are incorporated herein by reference, and the prospectus for the Mid-Term Bond Fund is included as Appendix B of this Combined Prospectus/Proxy Statement. You should have already received a copy of the prospectus dated May 1, 2006 for the Short-Term Bond Fund and the Mid-Term Bond Fund. If, however, you need another copy, that prospectus as well as the Investment Company’s statement of additional information are available without charge by writing to the Investment Company at its address noted above or by calling (800) 468-3785. In addition, a statement of additional information relating to and dated the same date as this Combined Prospectus/Proxy Statement (the “Statement of Additional Information”) and containing additional information about the Funds (File No. 333-131940) has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. You may obtain a copy of such Statement of Additional Information without charge by writing to the Investment Company at its address noted above or by calling (800) 468-3785. The SEC maintains a website (http://www.sec.gov) that contains the material incorporated by reference, together with other information regarding the Investment Company. Copies of such material may also be obtained for a fee from the Public Reference Section, Securities and Exchange Commission, 100 F Street N.E., Washington, D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investments in the Mid-Term Bond Fund, as with any mutual fund, are subject to risk — (including the possible loss of principal. Shares in the Mid-Term Bond Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by, obligations of, or otherwise supported by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INTRODUCTION

This Combined Prospectus/Proxy Statement is being furnished to solicit the voting instructions of variable contract owners whose variable contracts are funded by the Insurance Companies’ separate accounts that invest in the Short-Term Bond Fund, a series of the Investment Company. Such voting instructions will be followed by the Insurance Companies, as the record owner of all of the Short-Term Bond Fund’s shares, at the Meeting, to be held on July 14, 2006 at 9:00 a.m. (Eastern time) at the Investment Company’s offices at 320 Park Avenue, New York, New York 10022. It is expected that this Combined Prospectus/Proxy Statement will be mailed on or about June 9, 2006.

At the Meeting, shareholders will consider and approve or disapprove the Reorganization Plan of the Investment Company on behalf of its series the Short-Term Bond Fund. If the Reorganization Plan is approved, the Short-Term Bond Fund’s shareholders will become shareholders of the Mid-Term Bond Fund and will receive shares of the Mid-Term Bond Fund equal in value to shares they own in the Short-Term Bond Fund at the Valuation Time.

THE BOARD OF DIRECTORS OF THE INVESTMENT COMPANY UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE REORGANIZATION PLAN.

SUMMARY

The following is a summary of certain information relating to the proposed Reorganization, the parties thereto, and the transactions contemplated thereby. This disclosure is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A, the Mid-Term Bond Fund Prospectus attached as Appendix B and the Prospectus and Statement of Additional Information for the Investment Company (File No. 33-6486).

Pursuant to the proposed Reorganization Plan, the Short-Term Bond Fund will transfer all of its assets and all of its liabilities to the Mid-Term Bond Fund in exchange for shares of the Mid-Term Bond Fund, a series of the Investment Company.

The proposed Reorganization is expected to be effective upon the opening of business on September 1, 2006 or such later date as the parties may agree (the “Closing Date”). Under the proposed Reorganization, each shareholder of the Short-Term Bond Fund will receive the number of the Mid-Term Bond Fund’s shares with an aggregate net asset value equal at the Valuation Time to the aggregate net asset value of the shareholder’s shares in the Short-Term Bond Fund. Thereafter, following the proposed Reorganization, shareholders of the Short-Term Bond Fund will be shareholders of the Mid-Term Bond Fund. No shareholder of the Short-Term Bond Fund will pay a sales or other charge or expense in connection with the Reorganization. Also, no tax gain or loss will be recognized by the variable contract owners as a result of the Reorganization. See “Information Relating to the Proposed Reorganization.”

Both the Mid-Term Bond Fund and the Short-Term Bond Fund offer shares only to the Insurance Companies without a sales charge for allocation to their separate accounts. The Mid-Term Bond Fund has, and will continue to have following the Reorganization, identical purchase, redemption and dividend policies as the Short-Term Bond Fund. Exchange privileges are governed by the terms of your contract and will not be affected by the Reorganization.

Reasons for the Reorganization

The Board, including a majority of the Board’s members who are not “interested persons” within the meaning of the 1940 Act (the “disinterested Board members”), has determined that the proposed Reorganization is in the best interests of the applicable Fund’s respective shareholders and the underlying variable contract owners and that the interests of the shareholders and variable contract owners will not be diluted as a result of Reorganization. In connection with making these determinations, the Board was provided with information regarding the size of the Short-Term Bond Fund, which could make it difficult for the Fund to continue to attract variable contract owner assets. The Board was also provided with information on the similarities in the management of the Short-Term Bond Fund and the Mid-Term Bond Fund, including similarities in investment style and policies, management team, and fund expenses. In the view of fund management, in light of the above factors there is no substantial need to maintain the Funds as two separate investment portfolios, and the combination of the Funds would enable the surviving Fund to operate more efficiently and achieve certain economies of scale that accompany a larger fund. Furthermore, shareholders who wish to achieve an overall investment strategy similar to that of the Short-Term Bond Fund (investment in debt securities with relatively short maturities, with current income as an investment objective) may allocate their investments between the Mid-Term Bond Fund and the Money Market Fund of the Investment Company.

Federal Income Tax Consequences

Sutherland Asbill & Brennan LLP, special tax counsel to the Investment Company, will issue an opinion (based on certain representations) as of the effective date of the Reorganization to the effect that the transaction will not give rise to the recognition of any income, gain or loss for federal income tax purposes to the Short-Term Bond Fund, the Mid-Term Bond Fund or their respective shareholders. The holding period and tax basis of shares received in the transaction by the shareholders of the Short-Term Bond Fund will be the same as the holding period and tax basis of the shareholders’ shares of the Short-Term Bond Fund immediately prior to the Reorganization. In addition, the holding period and tax basis of assets that are transferred to the Mid-Term Bond Fund will be identical in the hands of the Mid-Term

Bond Fund to the holding period and tax basis in the hands of the Short-Term Bond Fund immediately prior to the Reorganization. Also, the variable contract owners will not recognize any gain or loss as a result of the Reorganization. See “Information Relating to the Proposed Reorganization — Federal Income Tax Consequences” below.

Investment Adviser

The investment adviser for the Funds is Mutual of America Capital Management Corporation (“Capital Management” or the “Adviser”), an indirect wholly-owned subsidiary of Mutual of America. After the Reorganization, the same portfolio management team that currently is responsible for the Mid-Term Bond Fund, each member of which is also part of the management team responsible for the Short-Term Bond Fund, will continue to make the day-to-day investment decisions for the Mid-Term Bond Fund.

Investment Objectives and Approaches

The Short-Term Bond Fund and the Mid-Term Bond Fund each has an investment objective of seeking current income, with preservation of shareholders’ capital a secondary objective. However, the average maturity of the securities holdings of the Short-Term Bond Fund is one to three years while the average maturity of the securities holdings of the Mid-Term Bond Fund is three to seven years.

While the approaches each Fund uses to seek to achieve its objective are similar, there are certain differences in these approaches that should be considered, including the fact that the Mid-Term Bond Fund may invest a significant portion of its assets in zero coupon securities or securities rated BBB or higher and the Short-Term Bond Fund invests primarily in investment-grade debt obligations issued by U.S. corporations or by the U.S. government or its agencies and in money market securities. The following table sets forth the principal investment approach of the Short-Term Bond Fund and the Mid-Term Bond Fund.

Investment Approach
Short-Term Bond Fund
Invests primarily in publicly-traded, investment-grade debt securities, and in corporate, U.S. Government securities and U.S. Government agency securities and money market instruments, such as bonds, notes, mortgage-backed securities and commercial paper. May have a significant portion of its assets in a particular debt security, such as U.S. Government or agency securities, which also may be mortgage-backed securities.

Mid-Term Bond Fund
Invests primarily in publicly-traded, investment-grade debt securities, and in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. May have a significant portion of its assets in a particular debt security, such as U.S. Government agency securities, zero coupon securities or securities rated BBB or higher.

Investment Policies and Restrictions

In addition to the similarities and differences between the investment objectives and principal investment approach of the Mid-Term Bond Fund and the Short-Term Bond Fund, there are certain similarities and differences in the other investment policies and investment restrictions of the Funds, which are discussed below under “Comparison of Investment Objectives and Policies.”

RISK FACTORS

The following discussion highlights the principal risk factors associated with an investment in the Mid-Term Bond Fund and compares those risks with those of an investment in the Short-Term Bond Fund. Further information relating to these and other risks is set forth in “Comparison of Investment Objectives and Policies” below. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectus and statement of additional information of the Mid-Term Bond Fund.

When investing in a bond fund, the following risks should always be considered:

•	Each Fund has market risk — the value of your investment will go up or down depending on movements in the bond markets. As a result, you may lose money from your investment, or your investment may increase in value.

•	The investment results for a particular Fund may be better or worse than the results for the comparable bond market taken as a whole, depending on the type of debt securities in which the Fund invests and the portion of the Fund invested in debt securities.

•	The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, security selection by a Fund’s investment adviser will impact the Fund’s performance.

•	Changes in prevailing interest rates usually will impact the value of debt securities. The longer the time period before the security matures (or is expected to be redeemed), the more impact interest rate changes will have on the price of the bond. When interest rates rise, the prices of outstanding debt securities tend to fall. When interest rates fall, the prices of outstanding debt securities tend to rise.

•	Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates change. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity of the security. When interest rates rise, the underlying mortgages may be prepaid at a slower rate than previously assumed, which would lengthen the period to maturity of the security.

•	In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities would decline in relation to the value of U.S. government debt securities.

•	Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes than other securities with comparable maturities that pay interest in cash at regular intervals. In addition, the Fund may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.

•	Unrated securities or securities rated below investment grade may be subject to a greater market risk than higher rated (lower yield) securities. Since lower rated and unrated securities are generally issued by corporations that are not as creditworthy or financially secure as issuers of higher rated securities, there is a greater risk that issuers of lower rated (higher yield) securities will not be able to pay the principal and interest due on such securities, especially during periods of adverse economic conditions.

•	The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years.

The Mid-Term Bond Fund and the Short-Term Bond Fund are both subject to market risk and credit risk. Market risk for investments in bond funds includes changes in the overall level of interest rates. Interest rate increases usually cause a decline in the value of debt securities, with the amount of the decline greater for securities with longer terms to maturity. For this reason, the Mid-Term Bond Fund has more market risk than the Short-Term Bond Fund.

Investment grade debt securities with lower ratings (such as BBB), which the Mid-Term Bond Fund may purchase, may be subject to a greater market risk than higher-rated securities. Below investment-grade securities (rated below BBB), which the Mid-Term Bond Fund may hold, are subject to greater market risk than investment grade debt securities. Zero coupon securities, which the Mid-Term Bond Fund also may purchase, may be subject to a greater market risk than securities that pay interest on a regular basis. Mortgage-backed securities or certificates, which the Mid-Term Bond Fund and the Short-Term Bond Fund may purchase, and in which the Short-Term Bond Fund from time to time invests a significant portion of its assets, are subject to prepayment risk (shortening the term to maturity) when interest rates fall and to extension risk (lengthening the term to maturity) when interest rates rise. Credit risk for investments in bond funds refers to the ability of the issuer of a security to pay principal and interest as it becomes due. Securities rated BBB or lower generally have more credit risk than higher-rated securities. The overall risk level of the Short-Term Bond Fund may be less than that of the Mid-Term Bond Fund since it invests in securities with shorter maturities.

COMPARATIVE FEE AND EXPENSE TABLES

The table below shows (1) information regarding the management fees in effect at May 1, 2006** and estimated expenses (based on the actual 2005 expenses incurred before reimbursement*) for each of the Short-Term Bond Fund and the Mid-Term Bond Fund, and (2) similar management fee and expense information on a pro forma basis for the Mid-Term Bond Fund after giving effect to the proposed Reorganization with the Short-Term Bond Fund. The fees and charges reflected in the tables and in the example below do not include separate account charges, fees or other expenses of the variable contracts issued by the Insurance Companies and their separate accounts with interests in the Funds, and if these charges, fees and expenses were included, the total charges and costs would be higher than those shown in the table and example below.

	Short-Term Bond Fund	Mid-Term Bond Fund	Mid-Term Bond Fund (pro forma including the Short-Term Bond Fund
Shareholder Fees (fees paid directly from your investment)	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees**	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	NONE	NONE	NONE
Other Expenses	0.33%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.73%	0.56%	0.56%

*	Capital Management had contractually agreed beginning as of January 1, 2003 to limit each Fund’s total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees. Capital Management had voluntarily limited the Funds’ expenses since the inception of each Fund, prior to providing the contractual expense limitation commencing January 1, 2003. This contractual obligation remained in effect for the year 2005; however, as a result of the Capital Management’s written notice of termination under the terms of the Agreement as amended, it terminated at midnight on April 30, 2006. As a result, effective May 1, 2006, the Investment Company is no longer reimbursed by Capital Management for any of its expenses. During 2005, total operating expenses as a percentage of net assets before the related expense reimbursement was 0.33% for the Short-Term Bond Fund and 0.16% for the Mid-Term Bond

Fund. On a pro forma basis, the 2005 expenses before the related expense reimbursement would be expected to be 0.16% for the Mid-Term Bond Fund.

**	Capital Management’s investment advisory agreement was renewed by the Investment Company Board at its February 24, 2006 meeting, and as part of such renewal the management fees were reduced by 0.10% for each of the Funds. As a result, effective May 1, 2006 the management fees for the Mid-Term Bond Fund and the Short-Term Bond Fund have been reduced from 0.50% to 0.40% of the average daily net assets of the respective Fund.

Example:  This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

•	you invest $10,000;

•	you sell all of your shares at the end of the period;

•	your investment has a 5% return each year; and

•	each Fund’s operating expenses remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Short-Term Bond Fund	$75	$236	$413	$941

Mid-Term Bond Fund	$57	$181	$317	$722

Pro Forma of the Mid-Term Bond Fund including the Short-Term Bond Fund	$57	$181	$317	$722

INFORMATION RELATING TO THE PROPOSED REORGANIZATION

General

The Reorganization Plan sets forth the terms and conditions under which the Reorganization would be consummated. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the copy of the Reorganization Plan attached as Appendix A to this Combined Prospectus/Proxy Statement and is incorporated herein by reference.

Description of the Reorganization Plan

The Reorganization Plan provides that at the closing substantially all (other than cash in an amount necessary to pay dividends and distributions as provided in the Reorganization Plan) of the assets and all of the liabilities of the Short-Term Bond Fund will be transferred to and assumed by the Mid-Term Bond Fund. In exchange for the transfer of the assets and the assumption of the liabilities, the Investment Company will issue at the closing full and fractional shares of the Mid-Term Bond Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Short-Term Bond Fund as determined at the Valuation Time specified in the Reorganization Plan. The Reorganization Plan provides that the Short-Term Bond Fund will declare a dividend or dividends and/or other distributions on or as soon as practicable prior to the Closing Date which will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

Following the transfer of assets to, and the assumption of the liabilities of, the Short-Term Bond Fund by the Mid-Term Bond Fund, the Short-Term Bond Fund will distribute the Mid-Term Bond Fund shares in liquidation of the Short-Term Bond Fund. Each Short-Term Bond Fund shareholder at the Closing Date will receive an amount of shares with a total net asset value equal to the net asset value of their Short-Term Bond Fund shares plus the right to receive any dividends or distributions that were declared before the Closing Date but that remained unpaid at that time with respect to the Short-Term Bond Fund shares.

After the Reorganization, all of the issued and outstanding shares of the Short-Term Bond Fund shall be canceled on the books of the Fund and the transfer books of the Short-Term Bond Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Short-Term Bond Fund shareholders; the receipt of a legal opinion from special tax counsel to the Investment Company with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below; and the parties’ performance of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Closing Date will be September 1, 2006 or such other date as is agreed to by management.

Mutual of America or Capital Management will bear the costs and expenses associated with the Reorganization, including costs of soliciting proxies.

Board Considerations

In approving the Reorganization at a meeting held on February 22, 2006, the Board considered the proposed Reorganization from the perspective of both of the Funds. In light of discussions of the Board regarding the Short-Term Bond Fund at the February 2006 meeting, the Board, including a majority of the disinterested Directors, unanimously decided to approve the Reorganization and to recommend its approval to shareholders.

From the perspective of the Short-Term Bond Fund, the Board considered the relatively small size of the Fund, and agreed with the conclusion of Investment Company management that the Fund’s prospects for attracting substantial additional amounts of variable contract owner assets were limited. The Board also considered the similarities between the Short-Term Bond Fund and the Mid-Term Bond Fund. It considered that the Funds have, except for the average maturity of the securities holdings, identical investment objectives and similar investment policies and concluded that the shareholders of the Short-Term Bond Fund would not be placed in a Fund with significantly different objectives, practices and policies, except for the average maturity of the Fund portfolio. It also considered that each member of the Mid-Term Bond Fund’s portfolio management team currently is also a member of the management team of the Short-Term Bond Fund so that the management of the Funds will be handled with the same degree of talent and the same process both before and after the merger. It considered that the management fee for the Mid-Term Bond Fund after the Reorganization would be the same as the current management fee for the Short-Term Bond Fund, and that a merger of the Short-Term Bond Fund into the Mid-Term Bond Fund would enable the combined Fund to operate more efficiently and achieve certain economies of scale that accompany a larger fund, resulting in lower operating expenses as compared to the existing the Short-Term Bond Fund. The Board also considered the terms of the Reorganization Plan, and the fact that the Reorganization would constitute a tax-free reorganization.

From the perspective of the Mid-Term Bond Fund, the Board considered, among other things: the terms of the Reorganization Plan discussed above; the opportunity to combine the Funds in an effort to realize operational and administrative efficiencies; and the fact that the Reorganization would constitute a tax-free reorganization.

The Board found overall that the two Funds were identical in regard to shareholder rights and privileges and that neither Fund assesses any purchase, redemption or transfer fees. The Board found that the main difference between the two Funds was the average maturity of the portfolios, as pointed out above, and found that both portfolios contained high-quality securities.

After considering the foregoing factors, together with such information as they believed to be relevant, the Board determined that the proposed Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders and the variable contract owners would not be diluted as a result of the Reorganization. The Board then approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Short-Term Bond Fund shareholders for approval.

Therefore, the Investment Company’s Board of Directors unanimously recommends that Shareholders vote “FOR” the Proposal.

The Board has not determined what action the Short-Term Bond Fund would take in the event shareholders fail to approve the Reorganization Plan or for any reason the Reorganization is not consummated. In any such event, the Short-Term

Bond Fund will, at least for a period of time, continue operations as a separate series of the Investment Company, and the Board of Directors may consider alternatives to the Reorganization in the best interests of shareholders.

Certain Arrangements with Service Providers

Advisory Services

Capital Management is the investment adviser for both the Mid-Term Bond Fund and the Short-Term Bond Fund. Capital Management provides investment advice and, in general, supervises the management and investment program for each of the Funds. As compensation for its services, Capital Management receives a management fee from the Mid-Term Bond Fund at the annual rate of 0.40% of the average daily net assets of the Mid-Term Bond Fund. As compensation for its services, Capital Management receives a management fee from the Short-Term Bond Fund at the annual rate of 0.40% of the average daily net assets of the Short-Term Bond Fund.

After the Reorganization, the Mid-Term Bond Fund will pay management fees at a rate that is the same as the rate paid by the Short-Term Bond Fund. Furthermore, because of economies of scale that will result from the Reorganization, it is expected that the expenses of the Mid-Term Bond Fund, other than the management fee, and its overall expense ratio will be lower after the Reorganization than the current expenses of the Short-Term Bond Fund. Capital Management had contractually agreed to reimburse the Investment Company for certain operating expenses through April 30, 2006, at which time the expense reimbursement terminated. It is anticipated that the operating expenses of the Mid-Term Bond Fund after the reorganization will be no higher than those of the Short-Term Bond Fund. (Please see “Comparative Fee and Expense Tables” and the footnotes thereto on pages 11–12)

Other Services

After the Reorganization, shares of the Mid-Term Bond Fund will continue to be offered to the separate accounts of the Insurance Companies that originally held shares in the Short-Term Bond Fund.

After the Reorganization, the service providers for the Mid-Term Bond Fund will remain the same. Mutual of America will serve as the transfer agent. Mutual of America will also provide certain recordkeeping, accounting services, pricing and bookkeeping services. After the Reorganization, JPMorgan Chase Bank, 1285 Avenue of the Americas, New York, New York 10019, will continue as the custodian for the Mid-Term Bond Fund.

FEDERAL INCOME TAX CONSEQUENCES

Consummation of the Reorganization is subject to the condition that the Investment Company receive an opinion of Sutherland Asbill & Brennan, special tax counsel to the Investment Company, to the effect that for federal income tax purposes:

1.	the transfer to the Mid-Term Bond Fund of all or substantially all of the assets of the Short-Term Bond Fund in exchange solely for shares of the Mid-Term Bond Fund and the assumption by the Mid-Term Bond Fund of all of the liabilities of the Short-Term Bond Fund, followed by the distribution of the Mid-Term Bond Fund Shares to the holders of shares of the Short-Term Bond Fund in exchange for their shares of the Short-Term Bond Fund in complete liquidation of the Short-Term Bond Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Code”), and the Mid-Term Bond Fund and the Short-Term Bond Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

2.	no gain or loss will be recognized by the Short-Term Bond Fund upon the transfer of the Short-Term Bond Fund’s assets to the Mid-Term Bond Fund solely in exchange for the Mid-Term Bond Fund Shares and the assumption by the Mid-Term Bond Fund of liabilities of the Short-Term Bond Fund or upon the distribution of the Mid-Term Bond Fund Shares to the shareholders of the Short Term Bond Fund.

3.	the Mid-Term Bond Fund’s basis in the assets and liabilities received from the Short-Term Bond Fund will be the same as the Short-Term Bond Fund’s basis in such assets and liabilities immediately prior to the transfer;

4.	the Mid-Term Bond Fund’s holding period for the transferred assets will include the period during which such assets were held by the Short-Term Bond Fund;

5.	no gain or loss will be recognized by the Mid-Term Bond Fund upon the receipt of the assets of the Short-Term Bond Fund in exchange for shares of the Mid-Term Bond Fund and the assumption by the Mid-Term Bond Fund of the liabilities of the Short-Term Bond Fund;

6.	no gain or loss will be recognized by the shareholders of the Short-Term Bond Fund on the exchange of their shares of the Short-Term Bond Fund solely for shares of the Mid-Term Bond Fund;

7.	a Short-Term Bond Fund shareholder’s basis in the Mid-Term Bond Fund shares received in the Reorganization will be the same as the adjusted basis of the shares of the Short-Term Bond Fund exchanged therefor;

8.	a Short-Term Bond Fund shareholder’s holding period in the shares of the Mid-Term Bond Fund received in the Reorganization will include the shareholder’s holding period for the shares of the Short-Term Bond Fund exchanged therefor, provided that such Short-Term Bond Fund shares were held as capital assets on the Closing Date.

9.	the Mid-Term Bond Fund will succeed to and take into account the items of the Short-Term Bond Fund described in Section 381(c) of the Code, including any earnings or profits, or deficit therein, of the Short-Term Bond Fund as of the Closing Date, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code; and

10.	no gain or loss will be recognized by variable contract owners as a result of the Reorganization.

The Investment Company has not sought a tax ruling from the Internal Revenue Service (the “IRS”), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisors concerning their potential tax consequences, including state and local income taxes.

CAPITALIZATION

Because the two Funds will be combined if the Reorganization is consummated, the total capitalization of the Mid-Term Bond Fund after the Reorganization is expected to be greater than the current capitalization of each Fund separately. The following table sets forth as of December 31, 2005: (1) the capitalization of the Short-Term Bond Fund; (2) the capitalization of the Mid-Term Bond Fund; and (3) the pro forma capitalization of the Mid-Term Bond Fund as adjusted to give effect to the proposed Reorganization. The assets and outstanding shares of the Mid-Term Bond Fund and the Short-Term Bond Fund are likely to be different on the Closing Date than was the case on December 31, 2005 as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund.

	Short-Term Bond Fund	Mid-Term Bond Fund	Pro Forma Mid-Term Bond Fund*
Total Net Assets	$38,314,760	$71,443,254	$109,758,014
Shares Outstanding	37,748,047	77,559,677	119,154,653
Net Asset Value Per Share	$1.02	$0.92	$0.92

*	The pro forma net asset value reflects the increased number of shares due to the merger.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

The following discussion summarizes some of the investment policies of the Mid-Term Bond Fund, together with the primary differences, if any, from those of the Short-Term Bond Fund.

Investment Objective

The investment objective of the Mid-Term Bond Fund is to seek current income, with preservation of shareholders’ capital a secondary objective, with an average maturity of its securities holdings of three to seven years. The Short-Term Bond Fund has the same objective except the average maturity is one to three years.

Investment Policies and Restrictions

The investment policies and restrictions of the Mid-Term Bond Fund and the Short-Term Bond Fund are similar.

Neither Fund’s investment objective is fundamental, as described in the Investment Company Prospectus and Statement of Additional Information. The investment objective and investment policies of either Fund as described above may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a variable contract owner selected as appropriate at the time of investment. Variable contract owners with assets allocated to the Mid-Term Bond Fund will be given at least 60 days prior notice of any change in the Mid-Term Bond Fund’s policy of investing at least 80% of its net assets in mid-term bonds. The fundamental investment restrictions of each Fund, which are set forth in the Investment Company’s Statement of Additional Information, are identical.

MID-TERM BOND FUND FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period

The following financial highlights table is intended to help you understand the Mid-Term Bond Fund’s financial performance. Financial highlights for each of the Fund’s last five fiscal years are included in the Prospectus for the Mid-Term Bond Fund enclosed with this Combined Prospectus/Proxy Statement. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total return reflected in the table does not reflect any expenses associated with variable contracts such as administrative fees, account charges and surrender charges. If those expenses were included, the total return would be lower. The financial highlights for the year ended December 31, 2005 have been audited by KPMG LLP, whose report, along with each Fund’s financial statements, are included in the annual report, which is available upon request.

Year ended December 31, 2005
MID-TERM BOND FUND
Net Asset Value, Beginning of Period	$0.94
Income (Loss) From Operations:
Net investment income	0.03
Net realized and unrealized loss	(0.02)
Total Income From Operations	0.01
Less Distributions From:
Net investment income	(0.03)
Net realized gains	—
Total Distributions	(0.03)
Net Asset Value, End of Period	$0.92
Total Return	0.77%
Net Assets, End of Period (000’s)	$71,443
Ratios to Average Net Assets:
Expenses after reimbursement (1)	0.50%
Net investment income	3.30%
Fund Turnover Rate	21.99%

(1)	As a result of a contractual expense reimbursement effective through April 30, 2006, the ratio of expenses to average net assets is limited to the Fund’s investment advisory fee. The expense ratio before the Adviser’s expense reimbursement to the Fund was 0.66%.

SUMMARY OF INFORMATION
ABOUT THE INVESTMENT COMPANY GENERALLY

Purchases and Redemptions

The Investment Company offers shares in the Funds only to the Insurance Companies, without sales charge, for allocation to their separate accounts. Acceptance by an Insurance Company of an order for allocating account balance to one of its separate account funds constitutes a purchase order for shares of the corresponding Fund of the Investment Company. In order to comply with Federal laws and regulations to prevent the funding of terrorism and money laundering activities, the Investment Company may refuse to accept funds or issue shares or effect subsequent transactions including accepting additional funds. These actions will be taken on a discretionary basis or when required or compelled to do so by a government authority or applicable law.

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined. The Investment Company does not imposed any deferred sales charge on redemptions. Redemption proceeds are normally paid within seven days of receipt of the redemption request, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations. Acceptance by an Insurance Company of an order for withdrawal of account balance from one of the separate account funds constitutes a redemption order for shares of the corresponding Fund of the Investment Company.

Dividends, Distributions and Taxes

Each Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code. As a result of qualifying as a regulated investment company, a Fund will not be subject to federal income tax to the extent that the Fund distributes its net investment income and net capital gains. All income and capital gain distributions are automatically reinvested in additional shares of the Fund at net asset value without a sales charge.

Organizational Structure

Each Fund is a series of the Investment Company, a Maryland corporation, and is, therefore, governed by the Investment Company’s Articles of Incorporation, as amended and supplemented from time to time (“Articles of Incorporation”), Bylaws, and by Maryland law. Thus, the following discussion is applicable to each Fund. Additionally, the Investment Company and each Fund are, and will continue to be, governed by the 1940 Act.

The Investment Company has 4.0 billion authorized shares of stock, par value $.01 per share, which may be divided into series and classes. The Articles of Incorporation authorizes the issuance of shares in different series, and authorizes the Board, without further shareholder action, to establish and create additional series and to designate the rights and preferences of the shareholders of each of the respective series. Each Investment Company Fund is a separate series with a separate portfolio of securities, and the shares of each series are preferred over all other series with respect to assets allocated to that series. Each share of a series of the Investment Company represents an equal proportionate interest in that series with each other share of that series. Each series currently has only one class of shares, but may in the future issue multiple classes of shares.

In addition to the Short-Term Bond Fund and the Mid-Term Bond Fund, the Investment Company currently offers 13 other portfolios: the Equity Index, All America, Mid-Cap Equity Index, Aggressive Equity, Small Cap Growth, Small Cap Value, Mid Cap Value, Composite, Bond, Money Market, Aggressive Allocation, Moderate Allocation, and Conservative Allocation Funds. The Investment Company’s prospectus and statement of additional information include detailed descriptions of each Investment Company Fund. The Investment Company may add or subtract additional Funds from time to time in the future.

The foregoing is only a summary of certain organizational and governing documents and Maryland corporate law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough description. Copies of the Articles of Incorporation and Bylaws of the Investment Company are available without charge upon written request.

VOTING INFORMATION

The Insurance Companies are the record owners of all of the shares of the Short-Term Bond Fund. Each Insurance Company will vote the Short-Term Bond Fund’s shares at the Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under its variable contracts. Variable contract owners and certain annuitants and/or beneficiaries have the right to instruct the Insurance Company that issued the variable contract as to the number of shares (and fractional shares) attributable to their variable contract’s value on the record date allocated to the separate account that holds shares of the Short-Term Bond Fund.

Each Insurance Company will vote shares attributable to its variable contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) to those for which timely instructions are received. In other words, each Insurance Company is entitled to vote shares for which no instructions are received, but will do so in the same proportion as shares for which instructions have been received from variable contract owners for such insurance company. If a Voting Instruction Form is received that does not provide any instructions, the Insurance Company will consider its timely receipt as an instruction to vote in favor of the proposal. In certain circumstances, the Insurance Company has the right to disregard voting instructions from certain variable contract owners. The Insurance Companies do not believe that these circumstances exist with respect to matters currently before shareholders and variable contract owners. Variable contract owners may revoke previously submitted voting instructions given to an Insurance Company by notifying the Insurance Company in writing at any time before 5:00 p.m. (Eastern time) on July 13, 2006 or by attending and voting in person at the Meeting. Mutual of America or Capital Management will bear all of the expenses of soliciting voting instructions. The solicitation will be made primarily by mail, but the Insurance Companies and their affiliates may make telephone, electronic, or oral communications to variable contract owners.

A majority of the outstanding shares of the Short-Term Bond Fund represented in person or by proxy must be present at the Meeting to constitute a quorum. As the record owner of all of the shares of the Short-Term Bond Fund, the Insurance Companies’ presence at the Meeting will be sufficient to constitute a quorum. If a quorum is not present at the Meeting, or if a quorum is present but, at the Meeting, sufficient votes to approve the Reorganization are not received, the persons with proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the shares represented at the Meeting in person or by proxy. Based on voting instructions received, proxies will vote in favor of such adjournment those instructions that are in favor of the Reorganization, will vote against any adjournments those instructions that are against the Reorganization, and will abstain from voting with respect to any adjournment those instructions that are marked to abstain in connection with the Reorganization. Abstentions will have the effect of a vote against the Reorganization.

Approval of the Reorganization Plan by the Short-Term Bond Fund shareholders requires the affirmative vote of the holders of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Short-Term Bond Fund. Shareholders of record are entitled to one vote for each full share owned, with a fractional vote for each fractional share. The Reorganization does not require the approval of the shareholders of the Mid-Term Bond Fund.

The Board has fixed May 14, 2006 as the record date for determining shareholders entitled to receive notice of and to vote at the Meeting. To be counted, an Insurance Company must receive a variable contract owner’s properly executed Voting Instruction Form at the Investment Company’s office, or received the variable contract owner’s instructions via telephone or over the internet, by 5:00 p.m. Eastern time on July 13, 2006.

The name, address and percentage ownership of the persons who owned beneficially more than 5% of a Fund through any separate accounts of the Insurance Companies invested in the Short-Term Bond Fund or the Mid-Term Bond Fund, the percentage of such ownership, and the percentage that would be owned by such persons upon consummation of the Reorganization based upon their holdings and the net asset values of the Funds as of the record date are as follows:

Name and Address	Fund	Percentage of Fund Owned on Record Date	Percentage of the Mid-Term Bond Fund Ownership Upon Consummation
Head Start Sponsoring Board Council of the City of New York, Inc. 45 Main Street Suite 712 Brooklyn, NY 11201	Short Term Bond Fund	14.12%	5.02%
United Way of Greater Toledo 1 Stranahan Sq Ste 114 Toledo, OH 43604-1467	Short Term Bond Fund	10.47%	3.72%

As of the record date, no persons owned beneficially more than 5% of the Mid-Term Bond Fund through any separate accounts of the Insurance Companies invested in the Mid-Term Bond Fund. The Directors and Officers of the Investment Company beneficially owned in the aggregate less than 1% of each Fund. As of the record date, the Insurance Companies owned of record 100% of the outstanding shares of each Fund and thus may be deemed to be in control (as that term is defined in the 1940 Act) of each Fund. As of the record date there were 37,400,435 shares (a single class) outstanding in the Short-Term Bond Fund with one vote per share.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Information about the Mid-Term Bond Fund is included in its Prospectus dated May 1, 2005, as supplemented, which is incorporated herein by reference (File No. 33-6486), and enclosed with this Combined Prospectus/Proxy Statement as Appendix B. Information about the Short-Term Bond Fund is included in its Prospectus dated May 1, 2006, as supplemented (File No. 33-6486), and additional information about the Funds is included in the Investment Company’s Statement of Additional Information dated May 1, 2006, as supplemented (File No. 33-6486), which have been filed with the SEC and are incorporated herein by reference. Copies of each Fund’s Prospectus and the Statement of Additional Information may be obtained without charge by calling 1-800-468-3785. The Investment Company is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the SEC under the 1940 Act and the Securities Exchange Act of 1934. These materials can be inspected and copied at the Public Reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such material can also be obtained for a fee by written request to the Public Reference Section, Securities and Exchange Commission, 100 F Street N.E., Washington, D.C.

20549 or by electronic request to publicinfo@sec.gov, and is also available on the SEC’s web site at http://www.sec.gov.

The financial statements of the Short-Term Bond Fund and the Mid-Term Bond Fund contained in each Fund’s annual report to shareholders for the fiscal year ended December 31, 2005 have been audited by KPMG LLP, independent registered public accounting firm for the Investment Company. These annual reports may be obtained without charge by calling 1-800-468-3785.

OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board’s intention that, except where variable contract owners’ Instruction Forms contain specific restrictions to the contrary, proxies will vote on such matters in accordance with the judgment of the proxy.

LITIGATION

The Investment Company is not involved in any litigation that would have any material adverse effect upon either the Short-Term Bond Fund or the Mid-Term Bond Fund.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Investment Company in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-468-3785.

*    *    *

Variable Contract Owners who do not expect to be present at the Meeting are requested to date and sign the enclosed Voting Instructions Forms and return it in the enclosed envelope. No postage is required if mailed in the United States.

APPENDIX A

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this    day of                         , 2006 by Mutual of America Investment Corporation, a Maryland corporation with its principal place of business at 320 Park Avenue, New York, New York 10022 (the “Investment Company”), on behalf of its series, the Short-Term Bond Fund (the “Short-Term Bond Fund” or, at times, the “Merging Fund”) and the Mid-Term Bond Fund (the “Mid-Term Bond Fund” or, at times, the “Acquiring Fund,” and together with the Merging Fund, the “Funds”).

This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to each of the Merging Fund and the Acquiring Fund, with which the Merging Fund will reorganize, as provided herein. The reorganization will consist of: (1) the transfer of substantially all of the Merging Fund’s assets to the Acquiring Fund, in exchange solely for shares of beneficial interest (no par value) of the Acquiring Fund (the “Acquiring Fund Shares”); (2) the assumption by the Acquiring Fund of all of the Merging Fund’s liabilities; and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Merging Fund in complete liquidation of such Merging Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan (the “Reorganization”).

In order to consummate the Plan, the following actions shall be taken by the Investment Company on behalf of the Merging Fund and the Acquiring Fund:

1.	THE REORGANIZATION

1.1.    Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Investment Company, on behalf of the Merging Fund, agrees to transfer to the Acquiring Fund substantially all of the Merging Fund’s assets and liabilities as set forth in Section 1.2, and the Acquiring Fund agrees in exchange therefor:

(i)    to issue and deliver to the Merging Fund the number of full and fractional Acquiring Fund Shares determined by dividing the portion of the net value of the assets (such net value computed as set forth in Section 2.1 hereof and referred to as the “Merging Fund Value”) attributable to the Merging Fund Shares by the net asset value (“NAV”) of an Acquiring Fund Share (computed as set forth in Section 2.2); and

(ii)    to assume all of the liabilities of the Merging Fund, as set forth in Section 1.3.

Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2.    The assets of the Merging Fund to be transferred to the Acquiring Fund (collectively, “Assets”) shall consist of all property and assets of every kind and nature of the Merging Fund, including, without limitation, all cash, cash equivalents, securities, commodities, futures, claims (whether absolute or contingent, known or unknown), receivables (including dividend, interest and other receivables), good will and other intangible property, any deferred or prepaid expenses, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in Section 1.4 hereof and the Merging Fund’s rights under this Plan.

1.3.    The Acquiring Fund shall assume all liabilities of the Merging Fund, whether accrued or contingent, existing at the Valuation Time as defined in Section 2.1. The Merging Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in Section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.

1.4.    On or as soon as practicable prior to the Closing Date, the Merging Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5.    Immediately after the transfer of its assets provided for in Section 1.1, the Merging Fund will distribute to its shareholders of record (the “Merging Fund Shareholders”), determined as of the Valuation Time as defined in Section 2.1, on a pro rata basis, the Acquiring Fund Shares received by the Merging Fund pursuant to Section 1.1 and will completely liquidate. Merging Fund Shareholders owning Merging Fund Shares shall receive Acquiring Fund Shares therefor. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Merging Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Merging Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Merging Fund Shareholders shall be equal to the aggregate net asset value of the Merging Fund Shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Merging Fund will simultaneously be cancelled on the books of the Merging Fund. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.6.    Ownership of Acquiring Fund Shares will be shown on the Acquiring Fund’s books. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s then-current prospectus and statement of additional information.

1.7.    Any reporting responsibility of the Merging Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any

state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Fund or the Investment Company on behalf of the Merging Fund.

1.8.    All books and records of the Merging Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.	VALUATION

2.1.    The value of the Assets and liabilities of the Merging Fund shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) on the day immediately preceding the Closing Date (such time and date also being hereinafter called the “Valuation Time”), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the Acquiring Fund’s then-current prospectus and statement of additional information. The Merging Fund Value shall be determined by dividing the value of the Assets of the Merging Fund less the value of the liabilities of the Merging Fund as determined as provided herein.

2.2.    The net asset value of Acquiring Fund Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3.    All computations of value hereunder shall be made in accordance with each Fund’s regular practice as set forth in its prospectus and statement of additional information and the requirements of the 1940 Act, and shall be subject to confirmation by the Investment Company’s Board of Directors and the Investment Company’s independent auditors.

3.	CLOSING AND CLOSING DATE

3.1.    The Reorganization Closing contemplated by this Plan shall be September 1, 2006, or such earlier or later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of the Insurance Company, 320 Park Avenue, New York, New York 10022, or at such other place and time as the parties may agree.

3.2.    The Investment Company shall furnish to the Acquiring Fund a statement of the Merging Fund’s net assets, together with a list of portfolio holdings with values as determined in Section 2.1, all as of the Valuation Time, certified by the Investment Company’s Treasurer.

3.3.    The Investment Company, on behalf of the Merging Fund, shall have provided for delivery, as of the Closing, of the Merging Fund’s Assets to the account of the Acquiring Fund at the Acquiring Fund’s custodian, JPMorgan Chase Bank (the “Custodian”). The Merging Fund’s securities and instruments deposited with a securities depository, as defined in the applicable rules adopted under section 17(f), or a futures commission merchant, as defined in Rule 17f-6, each under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Merging Fund’s Custodian. The cash to be transferred by the Merging Fund shall be transferred and delivered by the Funds as of the Closing Date for the account of the Acquiring Fund.

3.4.    The Investment Company shall instruct Mutual of America Life Insurance Company, the transfer agent of the Merging Fund, to deliver at the Closing its records containing the names and addresses of the Merging Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Merging Fund Shares owned by each such shareholder immediately prior to the Closing. The Investment Company on behalf of the Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Merging Fund or provide evidence satisfactory to the Merging Fund that such Acquiring Fund Shares have been credited to the Merging Fund’s accounts on the books of the Acquiring Fund.

3.5.    In the event that immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Merging Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Investment Company, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Merging Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.6.    At the Closing, each party shall deliver to the other such bills of sale, checks, assumption agreements, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

4.	REPRESENTATIONS AND WARRANTIES

4.1.    The Investment Company makes the following representations and warranties about the Merging Fund:

(a)    The Investment Company is a corporation duly established and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted. The Merging Fund has been duly established as a series of the Investment Company.

(b)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Investment Company, on behalf of the Merging Fund, of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and state securities laws.

(c)    The Merging Fund is not, and the execution, delivery and performance of this Plan by the Investment Company on behalf of the Merging Fund will not result, in violation of Maryland law or of the Investment Company’s Articles of Incorporation or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Investment Company or the Merging Fund is a party or by which any of those entities is bound, nor will the execution, delivery and performance of this Plan by the Investment Company on behalf of the Merging Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Merging Fund is a party or by which it is bound.

(d)    To the Investment Company’s knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Merging Fund or any properties or assets held by it. The Investment Company knows of no facts that might form the basis for the institution of such proceedings or which would materially and adversely affect its business, or the business of the Merging Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Merging Fund’s business or its or the Merging Fund’s ability to consummate the transactions herein contemplated.

(e)    The financial statements of the Merging Fund as of and for the year ended December 31, 2005, audited by KPMG LLP, independent registered public accounting firm, are in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied. Such statements present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Merging Fund as of and for the year ended December 31, 2005 in accordance with GAAP, and there are no known actual or contingent liabilities of the Merging Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such dates that are not disclosed therein.

(f)    Since December 31, 2005, there has not been any material adverse change in the Merging Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Merging Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (f), a decline in net asset value per share of the Merging Fund due to declines in market values of securities in the Merging Fund’s portfolio, the discharge of Merging Fund liabilities, or the redemption of Merging Fund Shares by Merging Fund Shareholders shall not constitute a material adverse change.

(g)    At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Merging Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Investment Company’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns or reports.

(h)    For each taxable year of its operation (including the tax year ending on the Closing Date), the Merging Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. At Closing, the Merging Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date. The authorized capital of the Investment Company consists of an unlimited number of shares of beneficial interest, all without par value, and divided into 15 series.

(i)    All issued and outstanding shares of the Merging Fund: (1) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (2) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (3) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Merging Fund’s transfer agent, as provided in Section 3.4. There are no outstanding options, warrants or other rights to subscribe for or purchase any Merging Fund Shares, nor is there outstanding any security convertible into any Merging Fund Share.

(j)    At the Closing Date, the Investment Company, on behalf of the Merging Fund, will have good and marketable title to the Merging Fund’s Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Investment Company, on behalf of the Acquiring Fund, has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions as to which the Investment Company, on behalf of the Acquiring Fund, has received notice and necessary documentation at or prior to the Closing.

(k)    The current prospectus and statement of additional information of the Merging Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(l)    The Registration Statement referred to in Section 5.5, insofar as it relates to the Merging Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading.

(m)    As promptly as practicable, but in any case with sixty (60) days after the Closing Date, the Merging Fund will furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Merging Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over by the Acquiring Fund as a result of Section 381 of The Code, and which will be certified by the Treasurer of the Merging Fund.

4.2.    The Investment Company makes the following representations and warranties about the Acquiring Fund:

(a)    The Investment Company is a corporation duly established and validly existing under the law of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted. The Acquiring Fund has been duly established as a series of the Investment Company.

(b)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Investment Company, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws.

(c)    The Acquiring Fund is not, and the execution, delivery and performance of this Plan by the Investment Company on behalf of the Acquiring Fund will not result, in violation of Maryland law or of the Investment Company’s Articles of Incorporation or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Plan by the

Investment Company on behalf of the Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound.

(d)    To the Investment Company’s knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Acquiring Fund or any properties or assets held by it. The Investment Company knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Acquiring Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Acquiring Fund’s business or its or the Acquiring Fund’s ability to consummate the transactions herein contemplated.

(e)    The financial statements of the Acquiring Fund as of and for the year ended December 31, 2005, audited by KPMG LLP, independent registered public accounting firm, are in accordance with GAAP consistently applied. Such statements present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquiring Fund as of and for the year ended December 31, 2005 in accordance with GAAP, and there are no known actual or contingent liabilities of the Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(f)    Since December 31, 2005, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Merging Fund. For purposes of this subsection (f), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(g)    At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Investment Company’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns or reports.

(h)    For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and intends to do so for the taxable year including the Closing Date.

(i)    All issued and outstanding shares of the Acquiring Fund: (1) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and (2) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Share. The Acquiring Fund Shares to be issued and delivered to the Merging Fund for the account of the Merging Fund Shareholders pursuant to the terms of this Plan, at the Closing Date, will have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable.

(j)    At the Closing Date, the Investment Company, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Investment Company, on behalf of the Merging Fund, has received notice at or prior to the Closing.

(k)    The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(l)    The Registration Statement, insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

4.3.    The Investment Company makes the following representations and warranties about itself:

(a)    The Investment Company is duly registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b)    The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of the Directors of the Investment Company, and, subject to the approval of the shareholders of the Merging Fund, this Plan constitutes a valid and binding obligation of the Investment Company, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general principles of equity.

(c)    The information to be furnished by the Investment Company for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply with federal securities and other laws and regulations applicable thereto.

5.	INTENTIONS

5.1.    Each Fund intends to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Fund’s normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

5.2.    The Investment Company and the Merging Fund intend to call a meeting of the shareholders of the Merging Fund to consider and act upon this Plan and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein.

5.3.    The Investment Company and the Merging Fund intend that the Acquiring Fund Shares to be issued hereunder will not be acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Plan.

5.4.    Subject to the provisions of this Plan, the Investment Company intends to take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Plan.

5.5.    The Investment Company will file a Registration Statement on Form N-14 (the “Registration Statement”) under the 1933 Act, including the combined proxy statement/prospectus contained therein, in connection with the meeting of shareholders of the Merging Fund to consider approval of this Plan and the transactions contemplated herein, with the Commission as promptly as practicable.

5.6.    Each of the Investment Company and the Merging Fund intends that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Investment Company may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of the Assets and otherwise to carry out the intent and purpose of this Plan.

5.7.    Each of the Investment Company and the Acquiring Fund intends that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the Investment Company may reasonably deem necessary or desirable in order to (i) vest and confirm the Investment Company’s title to and possession of all Acquiring Fund Shares to be transferred to the Merging Fund pursuant to this Plan and (ii) assume the assumed liabilities of the Merging Fund.

5.8.    The Investment Company intends to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to consummate the transactions contemplated herein and, in the case of the Acquiring Fund, to continue its operations after the Closing Date.

5.9.    As soon as reasonably practicable after the Closing, the Merging Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.10.    The Investment Company intends to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by the Plan as promptly as practicable.

6.	CONDITIONS PRECEDENT TO BE FULFILLED BY THE INVESTMENT COMPANY

The consummation of the transactions provided for herein shall be subject to the following conditions, unless the appropriate officers of the Investment Company determine that the waiver of any such condition on behalf of a Fund would be in the best interests of that Fund and its shareholders:

6.1.    All representations and warranties of the Investment Company, on behalf of itself, the Merging Fund and the Acquiring Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and

there shall be (i) no pending or threatened litigation brought by any person against the Investment Company, the Merging Fund, or the Acquiring Fund, or the advisers, trustees, or officers of any of the foregoing, arising out of this Plan and (ii) no facts are known to the Investment Company, the Merging Fund, or the Acquiring Fund, that any of such persons reasonably believes might result in such litigation.

6.2.    The Chairman of the Board, President and Chief Executive Officer of the Investment Company shall execute a certificate, dated as of the Closing Date, to the effect that the representations and warranties of the Investment Company on behalf of itself, the Merging Fund and the Acquiring Fund made in this Plan are true and correct on and as of the Closing Date.

6.3.    The Investment Company shall have received on the Closing Date an opinion of counsel to the Insurance Company, in a form reasonably satisfactory to the Investment Company, and dated as of the Closing Date, to the effect that:

(a)    the Investment Company is existing under the law of the State of Maryland as a corporation, and the Merging Fund and Acquiring Fund have been duly designated as series of the Investment Company;

(b)    the Investment Company, with respect to the Merging Fund and Acquiring Fund, has the power as a Maryland corporation to carry on its business as presently conducted in accordance with the description thereof in the Investment Company’s registration statement under the 1940 Act;

(c)    the Plan has been duly authorized and executed, and constitutes a valid and legally binding obligation of the Investment Company, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors’ rights and remedies (including such as may deny giving effect to waivers of debtors’ or guarantors’ rights), and considerations of public policy;

(d)    the execution of the Plan did not, and the exchange of the Merging Fund’s Assets for Acquiring Fund Shares pursuant to the Plan will not, violate the Investment Company’s Articles of Incorporation or By-laws; and

(e)    to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Investment Company on behalf of the Merging Fund and Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Merging Fund’s Assets for Acquiring Fund Shares pursuant to the Plan have been obtained or made.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Investment Company with regard to matters of fact. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Investment Company may reasonably request.

6.4.    The Investment Company and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by them on or before the Closing Date.

6.5.    The Investment Company, on behalf of the Acquiring Fund, shall have executed and delivered an assumption agreement in form reasonably satisfactory to the Investment Company pursuant to which the Investment Company, on behalf of the Acquiring Fund, will assume all of the liabilities of the Merging Fund existing at the Valuation Time.

6.6.    The Investment Company shall have delivered to the Acquiring Fund the statement of net assets described in Section 3.2.

6.7.    This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Merging Fund in accordance with the provisions of the Investment Company’s Articles of Incorporation and By-Laws. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 6.7.

6.8.    On the Closing Date, no action, suit or other proceeding shall be pending or to either party’s knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Plan or the transactions contemplated herein.

6.9.    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Merging Fund.

6.10.    The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.11.    The parties shall have received an opinion of Sutherland Asbill & Brennan LLP, special tax counsel to the Investment Company, addressed to the Investment Company, the Merging Fund, and the Acquiring Fund substantially to the effect that, based upon certain facts, assumptions and representations, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Merging Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Merging Fund, followed by the distribution of the Acquiring Fund Shares to the holders of shares of the Merging Fund (the “Shareholders”) in exchange for their shares of the Merging Fund in complete liquidation of the Merging Fund, will constitute a “reorganization”

within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Merging Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Merging Fund upon the transfer of the Merging Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of liabilities of the Merging Fund or upon the distribution of the Acquiring Fund Shares to the Shareholders of the Merging Fund; (iii) the Acquiring Fund’s basis in the assets received from the Merging Fund will be the same as the Merging Fund’s basis in such assets immediately prior to the transfer; (iv) the Acquiring Fund’s holding period for the transferred assets will include the period during which such assets were held by the Merging Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Merging Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Merging Fund; (vi) no gain or loss will be recognized by the Shareholders of the Merging Fund on the exchange of their shares of the Merging Fund solely for shares of the Acquiring Fund; (vii) a Merging Fund shareholder’s basis in the Acquiring Fund Shares received in the Reorganization will be the same as the adjusted basis of the shares of the Merging Fund exchanged therefor; (viii) a Merging Fund shareholder’s holding period in the Acquiring Fund Shares received in the Reorganization will include the shareholder’s holding period for the shares of the Merging Fund exchanged therefor, provided that the shares of the Merging Fund were held as capital assets on the Closing Date; (ix) the Acquiring Fund will succeed to and take into account the items of the Merging Fund described in Section 381(c) of the Code, including any earnings or profits, or deficit therein, of the Merging Fund as of the Closing Date, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code; and (x) no gain or loss will be recognized as a result of the Reorganization by owners of variable annuity contracts or variable life insurance policies whose assets have been allocated to the Funds. The delivery of such opinion is conditioned upon receipt by Sutherland Asbill & Brennan LLP of representations it shall request of each Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 6.11.

7.	FEES AND EXPENSES

7.1.    The Investment Company represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

7.2.    Expenses of the Reorganization will be borne by Mutual of America Life Insurance Company, or its subsidiary, Mutual of America Capital Management Corporation.

8.	ENTIRE PLAN; SURVIVAL OF WARRANTIES

8.1.    This Plan embodies the entire plan of the Investment Company on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.

8.2     The representations, warranties and intentions contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

9.	TERMINATION

This Plan may be terminated and the transactions contemplated hereby may be abandoned at any time (whether before or after approval thereof by the shareholders of the Merging Fund) prior to the Closing or the Closing may be postponed by the Investment Company on behalf of a Fund by resolution of the Board of Directors, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable. This Plan shall automatically terminate if the Closing shall not have occurred on or before December 31, 2006, unless such date is extended by the Investment Company on behalf of the Funds. In the event of any termination, this Plan shall become void and have no further effect with respect to the Merging Fund or Acquiring Fund, and neither the Investment Company, the Merging Fund, the Acquiring Fund, nor the Directors, officers, agents or shareholders of the Investment Company shall have any liability in respect of this Plan.

10.	AMENDMENTS

This Plan may be amended, modified or supplemented in writing in such manner as may be determined appropriate by the authorized officers of the Investment Company; provided, however, that following the meeting of shareholders of the Merging Fund called by the Investment Company pursuant to Section 5.3 of this Plan, no such amendment may have the effect of reducing the number of the Acquiring Fund Shares to be issued to the shareholders of the Merging Fund under this Plan to the detriment of such shareholders without their further approval.

11.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Investment Company on behalf of the Merging Fund or the Acquiring Fund, as the case may be, c/o the President, Chairman of the Board and Chief Executive Officer, Manfred Altstadt, with a copy to the Secretary of the Investment Company, Thomas L. Martin, or to the Investment Company.

12.	HEADINGS; GOVERNING LAW; LIMITATION OF LIABILITY

12.1.    The Article and Section headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

12.2.    This Plan shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, the Investment Company has caused this Plan to be executed by its Chairman of the Board, President and Chief Executive Officer and attested by its Secretary or Assistant Secretary.

Attest:	Mutual of America Investment Corporation on behalf of the Short-Term Bond Fund

By: Name: Title:

Attest:	Mutual of America Investment Corporation on behalf of the Mid-Term Bond Fund

By: Name: Title:

Part B

STATEMENT OF ADDITIONAL INFORMATION
June 9, 2006

MUTUAL OF AMERICA INVESTMENT CORPORATION
Short-Term Bond Fund
Mid-Term Bond Fund

320 Park Avenue
New York, New York 10022
(800)

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated June 9, 2006 for the Special Meeting of Shareholders of the Short-Term Bond Fund (“Short-Term Bond Fund”), a series of Mutual of America Investment Corporation (the “Investment Company”), to be held on July 14, 2006. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling 1-800-468-3785.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

Further information about the Mid-Term Bond Fund and the Short-Term Bond Fund is contained in the Investment Company’s Statement of Additional Information dated May 1, 2006, which is incorporated herein by reference to Post-Effective Amendment No. 26 of the Investment Company filed under rule 485(b) under the Securities Act of 1933 on April 28, 2006, as supplemented (File No. 33-6486), and will be provided to all shareholders or contract owners requesting this SAI.

STATEMENT OF ADDITIONAL INFORMATION

Table of Contents

GENERAL INFORMATION	2
FINANCIAL STATEMENTS	3

GENERAL INFORMATION

The Shareholders of the Short-Term Bond Fund are being asked to consider and vote on one proposal with respect to a Plan of Reorganization (the “Reorganization Plan”) dated as of September 1, 2006 by the Investment Company, on behalf of each of the Short-Term Bond Fund and the Mid-Term Bond Fund, and the transactions contemplated thereby. The Reorganization Plan contemplates the transfer of substantially all of the assets and all of the liabilities of the Short-Term Bond Fund to the Mid-Term Bond Fund in exchange for shares issued by the Investment Company in the Mid-Term Bond Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Short-Term Bond Fund that are outstanding immediately before the Reorganization takes effect.

A Special Meeting of shareholders of the Short-Term Bond Fund to consider the proposal and the related transaction will be held at 320 Park Avenue, New York, New York on July 14, 2006 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

2

FINANCIAL STATEMENTS

The audited financial statements and notes thereto of the Short-Term Bond Fund contained in its Annual Report to Shareholders dated December 31, 2005 are incorporated into this Statement of Additional Information (SAI) by reference to the Investment Company Form N-CSR (File No. 811-05084) filed with the SEC on March 6, 2006. The financial statements, financial highlights for each of the four years ended December 31, 2005 and notes thereto which appear in the Short-Term Bond Fund’s Annual Report to Shareholders have been audited by KPMG LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference to the Form N-CSR (File No. 811-05084).

The audited financial statements and notes thereto of the Mid-Term Bond Fund contained in its Annual Report to Shareholders, dated December 31, 2005, are incorporated by reference to the Form N-CSR (File No. 811-05084) into this Statement of Additional Information. The financial statements, financial highlights for each of the four years ended December 31, 2005 and notes thereto which appear in the Mid-Term Bond Fund’s Annual Report to Shareholders have been audited by KPMG LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference to the Form N-CSR (File No. 811-05084).

The financial statements set forth above will be provided to all shareholders or contract owners requesting this SAI.

The following are pro forma financial statements that were prepared to indicate the anticipated financial information for the Mid-Term Bond Fund following the completion of the Reorganization. They consist of a Pro Forma Statement of Assets and Liabilities, a Pro Forma Statement of Operations, a Pro Forma Schedule of Investments in Securities, and notes relating to the pro forma financial information, as of and for the year ended December 31, 2005. These pro forma statements are unaudited.

Following the pro forma financial statements are the actual portfolios of investments in securities of the Mid-Term Bond Fund and the Short-Term Bond Fund at December 31, 2005. These portfolios were audited by KPMG LLP, whose report thereon appears in Exhibit 99.REPT of form N-CSR (File No. 811-05084), which is incorporated herein by reference.

3

MUTUAL OF AMERICA INVESTMENT CORPORATION —
MID-TERM BOND FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2005

	Short-Term Bond Fund	Mid-Term Bond Fund	Pro Forma Adjustments (2)	Mid-Term Bond Fund (Pro Forma)
ASSETS:
Investments at market value (Cost: Short-Term Bond Fund — $38,761,338 Mid-Term Bond Fund — $72,356,925
Mid-Term Bond Fund (Pro Forma) — $111,118,263)	$38,254,204	$70,582,376	$—	$108,836,580
Cash	7,812	7,943	—	15,755
Interest and dividends receivable	240,241	852,935	—	1,093,176
Receivable for securities sold	7,048	—	—	7,048
TOTAL ASSETS	38,509,305	71,443,254	—	109,952,559
LIABILITIES:
Payable for securities purchased	194,545	—	—	194,545
NET ASSETS	$38,314,760	$71,443,254	$—	$109,758,014

NUMBER OF SHARES OUTSTANDING	37,748,047	77,559,677	3,846,929	119,154,653
NET ASSET VALUES, offering and redemption price per share	$1.02	$0.92		$0.92

COMPONENTS OF NET ASSETS:
Paid-in capital	$39,102,215	$73,508,365	$—	$112,610,580
Accumulated undistributed net investment income	19,325	48,373	—	67,698
Accumulated undistributed net realized gain (loss) on investments	(299,646)	(338,934)	—	(638,580)
Unrealized appreciation (depreciation) of investments	(507,134)	(1,774,550)	—	(2,281,684)
NET ASSETS	$38,314,760	$71,443,254	$—	$109,758,014

See notes to pro forma financial statements.

4

MUTUAL OF AMERICA INVESTMENT CORPORATION —
MID-TERM BOND FUND
PRO FORMA STATEMENT OF OPERATIONS (Unaudited)
For the Year Ended December 31, 2005

	Short-Term Bond Fund	Mid-Term Bond Fund	Pro Forma Adjustments (3)	Mid-Term Bond Fund (Pro Forma)
INVESTMENT INCOME AND EXPENSES:
Income:
Dividends	$—	$—	$—	$—
Interest	1,030,890	2,719,427	—	3,750,317
Total income	1,030,890	2,719,427	—	3,750,317
Expenses:
Investment advisory fees	166,397	357,306	—	523,703
Accounting and recordkeeping expenses	72,386	56,325	(7,239)	121,472
Shareholders reports	18,063	37,385	(903)	54,545
Custodian expenses	14,312	8,276	(7,156)	15,432
Independent Directors’ fees and expenses	2,474	5,120		7,594
Audit	2,007	4,154	(100)	6,061
Legal and other	119	246	—	365
Total expenses before reimbursement	275,758	468,812	(15,398)	729,172
Expense reimbursement	(109,361)	(111,506)	15,398	(205,469)
Net Expenses	166,397	357,306	—	523,703

NET INVESTMENT INCOME	864,493	2,362,121	—	3,226,614

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on investments	(58,241)	(338,934)	—	$(397,175)
Net unrealized depreciation of investments	(261,643)	(1,517,652)	—	(1,779,295)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(319,884)	(1,856,586)	—	(2,176,470)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$544,609	$505,535	$—	$1,050,144

See notes to pro forma financial statements.

5

Mutual of America Investment Corporation—Mid-Term Bond Fund
Notes to Pro Forma Financial Statements as of and for the Year Ended December 31, 2005 (Unaudited)

1.	BASIS OF PRESENTATION

The accompanying Pro Forma Statement of Assets and Liabilities and Pro Forma Schedule of Investments in Securities for the Mutual of America Investment Corporation Mid-Term Bond Fund (“Mid-Term Bond Fund”) present the assets, liabilities and portfolio of the Mid-Term Bond Fund as if the Mutual of America Investment Corporation Short-Term Bond Fund (“Short-Term Bond Fund”) had been merged into the Mid-Term Bond Fund on December 31, 2005. The accompanying Pro Forma Statement of Operations presents the operations of the Mid-Term Bond Fund as if the Short-Term Bond Fund had been merged into the Mid-Term Bond Fund immediately prior to January 1, 2005.

The anticipated merger of the Short-Term Bond Fund into the Mid-Term Bond Fund is expected to be executed via a transfer of all the assets and liabilities of the Short-Term Bond Fund to the Mid-Term Bond Fund in exchange for shares of the Mid-Term Bond Fund equal in value to the net assets of the Short-Term Bond Fund on the date prior to the merger. At that point the Short-Term Bond Fund will distribute the Mid-Term Bond Fund shares to its shareholders and will then no longer exist. For financial reporting purposes, the Mid-Term Bond Fund will be considered the surviving entity of the merger. In addition, subsequent to the merger, the Mid-Term Bond Fund will continue to be treated as a Regulated Investment Company for Federal tax purposes.

The Mid-Term Bond Fund Pro Forma Financial Statements reflect the effects of the anticipated merger by adding together the actual separate statements of assets and liabilities, statements of operations and schedules of investments of the Short-Term Bond Fund and Mid-Term Bond Fund as of and for the year ended December 31, 2005, with the addition of pro-forma adjustments as described in Footnotes 2 and 3. The Pro Forma Schedule of Investments in Securities combines multiple holdings of identical securities into one listing for each security.

Security Valuation — Investment securities are valued as follows:

Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporate both dealer supplied valuations and analytical modeling techniques which consider factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

6

Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are stated at market value.

2.	PRO FORMA ADJUSTMENT TO STATEMENT OF ASSETS AND LIABILITIES

The Pro Forma Statement of Assets and Liabilities includes a pro forma adjustment to the number of shares outstanding to reflect the additional number of shares of the Mid-Term Bond Fund that would be required to replace the outstanding shares of the Short-Term Bond Fund because of differences in the respective funds’ net asset values per share.

3.	PRO FORMA ADJUSTMENTS TO STATEMENT OF OPERATIONS

The Pro Forma Statement of Operations includes the following pro forma adjustments to expenses:

Accounting and recordkeeping expenses — A 10 percent reduction in the Short-Term Bond Fund expense to reflect the anticipated lower number of securities that will be held in the combined portfolio.

Shareholders reports — A five percent reduction in the Short-Term Bond Fund expense to reflect the elimination of one fund in the semi-annual and annual reports.

Custodian expenses — A 50 percent reduction in the Short-Term Bond Fund expense to reflect the elimination of a custodian account and a reduction in portfolio transactions as a result of the lower number of securities that will be held in the combined portfolio.

Audit — A five percent reduction in the Short-Term Bond Fund expense to reflect the reduction in audit work.

7

MUTUAL OF AMERICA INVESTMENT CORPORATION
(MID-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT (12.3%)
U.S. Treasury Note	AAA	5.00	08/15/11	3,000,000	3,096,444
U.S. Treasury Note	AAA	4.00	11/15/12	2,000,000	1,956,954
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	3,705,385
					8,758,783
U.S. GOVERNMENT AGENCIES (52.3%)
MORTGAGE-BACKED OBLIGATIONS (4.3%)
FHLMC	AAA	8.00	07/15/06	3,228	3,223
FHLMC	AAA	7.00	02/01/14	49,786	52,142
FHLMC	AAA	5.00	06/15/17	3,000,000	2,990,922
FNMA	AAA	7.00	04/25/07	23,789	23,964
					3,070,251
NON-MORTGAGE-BACKED OBLIGATION (48.0%)
FHLB	AAA	2.75	03/14/08	4,750,000	4,556,281
FHLB	AAA	5.75	05/15/12	4,500,000	4,738,464
FHLMC	AAA	6.63	09/15/09	5,000,000	5,312,210
FHLMC	AAA	5.63	03/15/11	4,000,000	4,157,756
FNMA	AAA	3.25	01/15/08	5,000,000	4,857,215
FNMA	AAA	3.25	02/15/09	1,500,000	1,436,718
FNMA	AAA	6.63	09/15/09	5,500,000	5,848,376
FNMA	AAA	4.38	09/15/12	3,500,000	3,419,896
					34,326,916
BASIC MATERIALS (1.7%)
International Paper Co.	BBB	4.25	01/15/09	250,000	242,632
Intl. Flavors & Fragrances	BBB+	6.45	05/15/06	250,000	251,194
Monsanto Co.	A–	4.00	05/15/08	500,000	489,267
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	264,488
					1,247,581
CONSUMER, CYCLICAL (5.4%)
Caterpillar Fin. Svc.	A	2.63	01/30/07	500,000	488,490
Cox Communications, Inc. Cl A	BBB–	3.88	10/01/08	500,000	481,849
Daimlerchrysler	BBB	4.05	06/04/08	250,000	243,374
Harman International Industries, Inc.	BBB+	7.13	02/15/07	186,000	188,818
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	246,514
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,921
Pulte Homes, Inc.	BBB–	4.88	07/15/09	250,000	244,897
Scholastic Corp.	BBB–	5.00	04/15/13	250,000	230,018
Stanley Works	A	3.50	11/01/07	250,000	244,043
Target Corp.	A+	5.38	06/15/09	1,000,000	1,014,725
					3,871,649

8

MUTUAL OF AMERICA INVESTMENT CORPORATION
(MID-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
CONSUMER, NON-CYCLICAL (3.8%)
Campbell Soup Co.	A	5.50	03/15/07	500,000	502,015
Coca-Cola Enterprises	A	2.50	09/15/06	500,000	491,353
General Mills, Inc.	BBB+	2.63	10/24/06	500,000	489,618
Kellogg Co.	BBB+	2.88	06/01/08	500,000	476,383
Safeway, Inc.	BBB–	4.13	11/01/08	500,000	484,160
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	266,069
					2,709,598
ENERGY (1.0%)
Anadarko Petroleum Corp.	BBB+	3.25	05/01/08	500,000	481,510
Ocean Energy, Inc.	BBB	4.38	10/01/07	250,000	247,166
					728,676
FINANCIAL (16.5%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	239,590
American Honda Finance	A+	3.85	11/06/08	500,000	486,472
Bank of America Corp.	AA–	4.75	10/15/06	500,000	499,834
Bank of Oklahoma	BBB+	7.13	08/15/07	350,000	362,187
Berkshire Hathaway Financial	AAA	4.20	12/15/10	500,000	484,064
Brandywine Realty Trust	BBB–	4.50	11/01/09	250,000	240,835
Capital One Bank	BBB	5.75	09/15/10	250,000	255,962
Colonial Properties LP	BBB–	4.80	04/01/11	300,000	289,569
Deere Capital Corp.	A–	3.90	01/15/08	500,000	490,209
Developers Diversified Realty	BBB	5.00	05/03/10	250,000	246,318
FleetBoston Financial Group	AA–	3.85	02/15/08	250,000	245,063
Ford Motor Credit Co.	BB+	7.38	10/28/09	750,000	665,165
GE Capital Corp.	AAA	2.75	09/25/06	750,000	739,364
General Motors Acceptance Corp.	BB	6.75	01/15/06	500,000	499,670
Heller Financial, Inc.	AAA	6.38	03/15/06	500,000	501,690
Household Finance Corp.	A	6.50	01/24/06	500,000	500,498
JP Morgan Chase Bank	A+	5.63	08/15/06	500,000	502,143
Lehman Brothers Holdings	A+	4.00	01/22/08	500,000	491,719
Markel Corp.	BBB–	7.00	05/15/08	150,000	155,519
Nationwide Health Properties	BBB–	7.60	11/20/28	350,000	397,754
National Rural Utilities Coop. Finance Corp.	A+	3.88	02/15/08	250,000	244,615
Roslyn Bancorp, Inc.	BBB–	7.50	12/01/08	500,000	530,121
SLM Corp.	A	4.00	01/15/09	500,000	486,567
Sprint Capital Corp.	A–	7.13	01/30/06	500,000	500,800
Textron Finance Corp.	A–	2.69	10/03/06	500,000	492,455
The CIT Group, Inc.	A	6.50	02/07/06	500,000	500,838
U S Bancorp	A+	3.95	08/23/07	500,000	493,521
Wells Fargo & Company	AA–	3.50	04/04/08	250,000	242,920
					11,785,462

9

MUTUAL OF AMERICA INVESTMENT CORPORATION
(MID-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
INDUSTRIAL (0.7%)
Deluxe Corp.	BBB+	3.50	10/01/07	500,000	476,970

TECHNOLOGY (1.4%)
Hewlett-Packard Co.	A–	5.75	12/15/06	500,000	504,180
IBM Corp.	A+	4.88	10/01/06	500,000	500,411
					1,004,591
TELECOMMUNICATIONS (1.1%)
Nextel Communications, Inc.	A–	5.25	01/15/10	250,000	249,687
Verizon Global	A+	4.00	01/15/08	500,000	490,370
					740,057
UTILITIES (1.6%)
Kinder Morgan	BBB	5.15	03/01/15	250,000	242,877
Pepco Holdings, Inc.	BBB	4.00	05/15/10	250,000	237,414
Telecom de Puerto Rico	BBB+	6.80	05/15/09	300,000	311,728
Virginia Electric & Power Co.	BBB	4.50	12/15/10	400,000	390,007
					1,182,026

TOTAL LONG-TERM DEBT SECURITIES (Cost: $71,677,109) 97.8%					69,902,560

*Ratings as per Standard & Poor’s Corporation.

10

MUTUAL OF AMERICA INVESTMENT CORPORATION
(MID-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

SHORT-TERM DEBT SECURITIES:	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT AGENCIES (1.0%)
Federal National Mortgage Association	3.25	01/03/06	680,000	679,816

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $679,816) 1.0%				679,816

TOTAL INVESTMENTS (Cost: $72,356,925) 98.8%				70,582,376

OTHER NET ASSETS 1.2%				860,878

NET ASSETS 100.0%				$71,443,254

Abbreviations:	FHLB = Federal Home Loan Bank FHLMC = Federal Home Loan Mortgage Corporation FNMA = Federal National Mortgage Association

The total value of investments not rated and or below-investment grade as a percentage of the Fund’s total investments as of December 30, 2005 is 1.7%.

11

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SHORT-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT (19.5%)
U.S. Treasury Note	AAA	2.75	07/31/06	2,500,000	2,476,465
U.S. Treasury Note	AAA	3.00	11/15/07	1,500,000	1,462,617
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,530,388
					7,469,470
U.S. GOVERNMENT AGENCIES (53.2%)
MORTGAGE-BACKED OBLIGATIONS (11.4%)
FHLMC	AAA	8.50	06/01/06	12,494	12,644
FHLMC	AAA	7.50	02/15/07	8,275	8,262
FHLMC	AAA	7.00	03/15/07	8,167	8,154
FHLMC	AAA	7.75	05/01/08	59,615	61,197
FHLMC	AAA	6.00	10/01/08	84,646	86,029
FHLMC	AAA	5.50	04/01/09	62,356	62,774
FHLMC	AAA	5.50	06/01/09	67,172	67,735
FHLMC	AAA	8.25	10/01/09	10,852	10,845
FHLMC	AAA	6.50	11/01/09	18,619	19,122
FHLMC	AAA	7.50	07/01/10	3,908	4,006
FHLMC	AAA	6.00	11/01/10	47,863	48,824
FHLMC	AAA	7.00	02/01/14	49,786	52,142
FHLMC	AAA	6.50	04/01/14	216,322	224,059
FHLMC	AAA	8.00	05/01/14	8,834	9,013
FHLMC	AAA	6.00	07/01/16	17,366	17,831
FHLMC	AAA	8.50	09/01/17	9,838	10,076
FHLMC	AAA	8.00	09/01/18	39,700	40,860
FHLMC	AAA	6.00	02/01/19	53,876	54,924
FHLMC	AAA	7.50	03/15/21	37,099	37,035
FHLMC	AAA	4.50	03/15/22	1,100,494	1,096,338
FHLMC	AAA	4.00	11/15/26	475,050	467,789
FNMA	AAA	7.50	07/01/06	777	780
FNMA	AAA	7.75	03/01/08	12,369	12,507
FNMA	AAA	8.00	04/01/08	13,105	13,539
FNMA	AAA	6.00	09/01/08	37,210	37,779
FNMA	AAA	7.50	09/01/08	16,324	16,630
FNMA	AAA	5.50	11/01/08	43,652	44,021
FNMA	AAA	5.50	12/01/08	10,395	10,483
FNMA	AAA	7.50	01/01/09	4,308	4,308
FNMA	AAA	5.50	02/01/09	27,832	28,067
FNMA	AAA	6.00	07/01/09	44,619	45,301
FNMA	AAA	8.50	12/01/09	20,232	21,145
FNMA	AAA	8.25	01/01/10	20,150	20,344
FNMA	AAA	6.00	01/01/11	24,280	24,651
FNMA	AAA	6.00	09/01/12	78,090	79,774
FNMA	AAA	6.50	08/01/13	47,627	48,863
FNMA	AAA	8.75	09/01/16	26,314	26,609

12

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SHORT-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	8.00	06/01/17	4,768	4,807
FNMA	AAA	4.50	10/25/17	1,000,000	993,078
FNMA	AAA	6.50	01/25/23	48,787	49,045
FNMA	AAA	6.50	12/25/23	156,307	157,573
FNMA	AAA	4.00	11/25/26	100,000	98,383
GNMA (1)	AAA	7.50	07/15/07	16,402	16,702
GNMA (1)	AAA	7.00	08/15/07	39,637	40,190
GNMA (1)	AAA	7.50	05/20/08	20,440	20,953
GNMA (1)	AAA	6.00	11/15/08	45,622	46,376
GNMA (1)	AAA	6.00	06/15/09	23,816	24,341
GNMA (1)	AAA	9.00	03/15/10	11,309	12,014
Residential Funding Mtge. Sec.	AAA	5.00	02/25/33	73,367	73,156
					4,371,078
NON-MORTGAGE-BACKED OBLIGATION (41.8%)
FFCB	AAA	2.88	06/29/06	1,000,000	991,724
FHLB	AAA	2.50	03/15/06	500,000	497,885
FHLB	AAA	2.88	09/15/06	2,800,000	2,765,568
FHLMC	AAA	2.75	08/15/06	1,000,000	988,583
FHLMC	AAA	2.38	02/15/07	2,000,000	1,948,354
FHLMC	AAA	3.88	06/15/08	3,750,000	3,675,720
FHLMC	AAA	3.63	09/15/08	1,500,000	1,458,467
FNMA	AAA	2.25	05/15/06	2,000,000	1,982,952
FNMA	AAA	2.63	11/15/06	1,000,000	982,255
FNMA	AAA	2.38	02/15/07	750,000	730,475
					16,021,983
BASIC MATERIALS (1.5%)
International Paper Co.	BBB	3.80	04/01/08	200,000	193,875
Lubrizol Corp.	BBB–	5.88	12/01/08	200,000	203,510
Monsanto Co.	A–	4.00	05/15/08	100,000	97,854
Praxair, Inc.	A–	2.75	06/15/08	100,000	95,159
					590,398
CONSUMER, CYCLICAL (2.2%)
Belo Corporation	BBB	8.00	11/01/08	150,000	159,344
Caterpillar Fin. Svc.	A	2.63	01/30/07	250,000	244,245
Daimlerchrysler	BBB	4.05	06/04/08	150,000	146,024
Dow Jones & Co.	A–	3.88	02/15/08	150,000	147,041
May Dept Stores Co.	BBB	3.95	07/15/07	140,000	137,665
					834,319

13

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SHORT-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
CONSUMER, NON-CYCLICAL (1.9%)
CVS Corp.	A–	5.63	03/15/06	150,000	150,174
Coca-Cola Enterprises	A	2.50	09/15/06	100,000	98,271
General Mills, Inc.	BBB+	3.88	11/30/07	200,000	196,081
General Mills, Inc.	BBB+	2.63	10/24/06	100,000	97,924
Kellogg Co.	BBB+	2.88	06/01/08	200,000	190,554
					733,004
ENERGY (2.3%)
Cooper Cameron Corp.	BBB+	2.65	04/15/07	200,000	193,373
Devon Energy	BBB	2.75	08/01/06	100,000	98,644
Dominion Resources	BBB	4.13	02/15/08	200,000	196,291
Marathon Oil Corp.	BBB+	5.38	06/01/07	200,000	201,066
Ocean Energy, Inc.	BBB	4.38	10/01/07	200,000	197,733
					887,107
FINANCIAL (10.9%)
American Express Co.	A+	5.50	09/12/06	200,000	200,943
American Honda Fin	A+	3.85	11/06/08	200,000	194,589
Bank of America Corp.	AA–	4.75	10/15/06	100,000	99,967
Bank of New York, Inc.	A+	3.90	09/01/07	200,000	196,970
Bank of Oklahoma	BBB+	7.13	08/15/07	250,000	258,705
Bear Stearns Cos., Inc.	A	3.00	03/30/06	100,000	99,611
CIT Group, Inc.	A	2.88	09/29/06	100,000	98,611
Capital One Bank	BBB	4.88	05/15/08	200,000	199,186
Deere Capital Corp.	A–	3.90	01/15/08	200,000	196,083
Fifth Third Bank	AA–	3.38	08/15/08	200,000	192,732
First Tennessee Bank	A–	5.75	12/01/08	200,000	204,207
GE Capital Corp.	AAA	2.75	09/25/06	250,000	246,455
Huntington National Bank	A–	3.13	05/15/08	200,000	192,124
IBM Corp.	A+	3.80	02/01/08	100,000	97,940
JP Morgan Chase Bank	A+	5.63	08/15/06	100,000	100,429
Lehman Brothers Holdings	A+	3.50	08/07/08	200,000	193,030
Merrill Lynch	A+	3.13	07/15/08	200,000	191,604
National City Bank	A+	3.38	10/15/07	250,000	243,456
National Rural Utilities Coop. Finance Corp.	A+	3.00	02/15/06	185,000	184,680
Northern Trust Co.	AA–	2.88	12/15/06	200,000	196,159
Textron Finance Corp.	A–	2.69	10/03/06	100,000	98,491
National Rural Utilities Coop. Finance Corp.	AA–	2.85	11/15/06	150,000	147,525
Vornado Realty Trust	BBB	5.63	06/15/07	145,000	146,014
Wachovia Corp.	A+	3.50	08/15/08	200,000	193,255
					4,172,766

14

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SHORT-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

LONG-TERM DEBT SECURITIES:	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)

HEALTHCARE (0.5%)
UnitedHealth Group	A	3.38	08/15/07	200,000	195,466

INDUSTRIAL (3.6%)
Bunge, Ltd.	BBB	4.38	12/15/08	200,000	196,549
Comcast Cable Communications	BBB+	6.20	11/15/08	200,000	205,307
Conoco Funding Co.	A–	5.45	10/15/06	200,000	200,783
Deluxe Corp.	BBB+	3.50	10/01/07	250,000	238,485
General Dynamics Corp.	A	2.13	05/15/06	100,000	99,110
Lafarge Corp.	BBB	6.50	07/15/08	100,000	102,990
Raytheon Co.	BBB	4.50	11/15/07	200,000	198,277
Union Pacific Corp.	BBB	5.75	10/15/07	120,000	121,657
					1,363,158
TECHNOLOGY (1.3%)
First Data Corp.	A+	3.38	08/01/08	100,000	95,632
Hewlett-Packard Co.	A–	5.75	12/15/06	100,000	100,836
IBM Corp.	A+	4.88	10/01/06	100,000	100,082
Pitney Bowes, Inc.	A+	5.75	08/15/08	200,000	203,924
					500,474
UTILITIES (1.5%)
DTE Energy Co.	BBB–	6.45	06/01/06	200,000	201,281
Exelon Corp.	A–	3.50	05/01/08	150,000	145,126
Telecom de Puerto Rico	BBB+	6.80	05/15/09	200,000	207,819
					554,226

TOTAL LONG-TERM DEBT SECURITIES (Cost: $38,200,583) 98.4%					37,693,449

*Ratings as per Standard & Poor’s Corporation.

15

MUTUAL OF AMERICA INVESTMENT CORPORATION
(SHORT-TERM BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

SHORT-TERM DEBT SECURITIES:	Rate(%)	Maturity	Face Amount($)	Value($)
U.S. GOVERNMENT AGENCIES (1.4%)
Federal National Mortgage Association	4.23	02/02/06	302,000	300,825
Federal National Mortgage Association	3.25	01/03/06	260,000	259,930
				560,755

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $560,755) 1.4%				560,755

TOTAL INVESTMENTS (Cost: $38,761,338) 99.8%				38,254,204

OTHER NET ASSETS 0.2%				60,556

NET ASSETS 100.0%				$38,314,760

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

(1) U.S. Government guaranteed security.

16

FORM N-14

Part C — Other Information

Item 15.    Indemnification.

Provisions for the indemnification of the Investment Company’s Directors and officers are contained in Article X of the Investment Company’s Articles of Incorporation and Article VII of the Bylaws.

Registrant’s directors and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits.

(1)(a)    Articles of Incorporation of Mutual of America Investment Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 28, 1995 (File No. 33-6486).)

(b)    Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on April 15, 1999 (File No. 33-6486).)

(c)-(h)    Articles of Amendment, dated September 22, 1986. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on June 4, 1999 (File No. 33-6486).)

17

(i)    Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on June 4, 1999 (File No. 33-6486).)

(j)    Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 14, 2003 (File No. 33-6486).)

(k)    Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 25, 2003 (File No. 33-6486).)

(l)    Articles Supplementary. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 29, 2005 (File No. 33-6486).)

(m)    Articles Supplementary allocating shares to the Small Cap Value, Small Cap Growth and Mid Cap Value Fund. (Incorporated herein by reference to the original filing of this Registration Statement on Form N-14 filed on February 17, 2006 (File No. 333-131940).)

(n)    Articles Supplementary increasing the shares allocated to the Small Cap Value, Small Cap Growth and Mid Cap Value Funds. (Incorporated herein by reference to the original filing of this Registration Statement on Form N-14 filed on February 17, 2006 (File No. 333-131940).)

(2)(a)-(c)    Bylaws of the Investment Company, and Revisions thereto. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed June 4, 1999 (File No. 33-6486).)

(3)    Not applicable.

(4)    Agreement and Plan of Reorganization (Filed as Appendix A to the Combined Prospectus/Proxy Statement included in Part A to this Form N-14 Registration Statement.)

(5)    Not applicable.

(6)(a)     Investment Advisory Agreement between the Investment Company and Mutual of America Life Insurance Company, as investment adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(b)    Assumption Agreement, between the Mutual of America Life Insurance Company and Mutual of America Capital Management Corporation (the “Adviser”), as investment adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

18

(c)    Supplement to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on February 12, 1999 (File No. 33-6486).)

(d)    Supplement AA to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(e)    Supplement AE to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on June 4, 1999 (File No. 33-6486).)

(f)    Supplement to Investment Advisory Agreement, between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on April 25, 2003 (File No. 33-6486).)

(7)    Distribution Agreement, between the Investment Company and the Insurance Company, as Distributor. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 14, 2003 (File No. 33-6486).)

(8)    Not applicable.

(9)(a)    Custody Agreement between the Investment Company and the Chase Manhattan Bank. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed June 4, 1999 (File No. 33-6486) .)

(b)    Amendment No. 1 to the Custody Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 14, 2003 (File No. 33-6486).)

(c)    Amendment No. 2 to the Custody Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 14, 2003 (File No. 33-6486).)

(10)(a)    Agreement to Limit Operating Expenses between the Investment Company and the Adviser. (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 14, 2003 (File No. 33-6486).)

(b)    Amendment and Termination of Agreement to Limit Operating Expenses between the Investment Company and the Adviser. (Incorporated herein by reference to the original filing of this Registration Statement on Form N-14 filed on February 17, 2006 (Form No. 333-131940).)

19

(11)    Opinion and Consent of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on June 4, 1999 (File No. 33-6486).)

(12)    Form of Tax Opinion of Special Tax Counsel is filed herewith as Exhibit 12.

(13)    Not applicable.

(14)    Consent of independent registered public accounting firm is filed herewith as Exhibit 14.

(15)    Not applicable.

(16)(a)	Power of Attorney of Mr. Altstadt (Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on April 3, 2006 (File No. 333-131940).)

(b)	Power of Attorney of Mr. Flanagan (Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on April 3, 2006 (File No. 333-131940).)

(c)	Power of Attorney of Mr. Mertz (Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on April 3, 2006 (File No. 333-131940).)

(d)	Power of Attorney of Mr. Nolan (Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on April 3, 2006 (File No. 333-131940).)

(e)	Power of Attorney of Mr. McGuire (Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on April 3, 2006 (File No. 333-131940).)

(17)    Forms of Proxy are filed herewith as Exhibit 17.

20

Item 17. Undertakings.

(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

21

SIGNATURES

As required by the Securities Act of 1933, this amended registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on June 2, 2006.

MUTUAL OF AMERICA
INVESTMENT CORPORATION
(Registrant)

By:	/s/ Manfred Altstadt

Name:	Manfred Altstadt

Title:	Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

[insert directors names]

Signature	Title	Date
/s/ Manfred Altstadt*	Chairman of the Board, President and Chief Executive Officer	June 2, 2006
/s/ John R. Greed	Executive Vice President, Chief Financial Officer and Treasurer	June 2, 2006
/s/ *	Director	June 2, 2006
/s/ *	Director	June 2, 2006
/s/ *	Director	June 2, 2006
/s/ *	Director	June 2, 2006
/s/ *	Director	June 2, 2006

*By: /s/	, Attorney-in-fact

22